Other income (expenses), net (Tables)	12 Months Ended
Mar. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Other Income and (Expenses)

	Year ended March 31,
	2014	2015	2016
Gain (loss) on disposal of property, plant and equipment, net	$375	$262	(420)
Exchange gain (loss), net	40	(205)	(559)
Provision for doubtful accounts, net	19	(73)	(274)
Impairment of property, plant and equipment	(490)	—	—
Impairment of goodwill	(392)	—	—
Others	234	109	232
Other income (expenses), net from continuing operations	$(214)	$93	$(1,021)